Digital Currencies - Schedule of continuity of digital currencies (Details)	12 Months Ended
	Mar. 31, 2022 USD ($) Coins	Mar. 31, 2021 USD ($) Coins
Disclosure Of Holdings Of Digital Currencies [Line Items]
Opening balance, digital currency	$ 57,499,720
Digital currency sold	(110,127,728)	$ (38,437,132)
Revaluation adjustment	24,579	14,768,256
Ending balance, digital currency	170,000,412	57,499,720
Bitcoin [Member]
Disclosure Of Holdings Of Digital Currencies [Line Items]
Opening balance, digital currency	18,858,987	867,430
Digital currency mined	109,289,154	13,729,050
Digital currency sold	(3,134,857)	(5,040,223)
Revaluation adjustment	(7,343,894)	9,302,730
Ending balance, digital currency	$ 117,669,390	$ 18,858,987
Digital currency, beginning balance | Coins	322	135
Digital currency mined | Coins	2,368	595
Digital currency sold | Coins	(94)	(407)
Revaluation adjustment | Coins	0	0
Digital currency, ending balance | Coins	2,596	322
Ethereum [Member]
Disclosure Of Holdings Of Digital Currencies [Line Items]
Opening balance, digital currency	$ 38,640,733	$ 2,364,150
Digital currency mined	97,854,252	52,407,332
Digital assets received		1,026,806
Digital currency sold	(103,791,716)	(32,600,918)
Revaluation adjustment	19,598,438	15,443,363
Ending balance, digital currency	$ 52,301,707	$ 38,640,733
Digital currency, beginning balance | Coins	20,041	17,697
Digital currency mined | Coins	31,840	96,333
Digital assets received | Coins		632
Digital currency sold | Coins	(35,716)	(94,620)
Revaluation adjustment | Coins	0	0
Digital currency, ending balance | Coins	16,165	20,041
Ethereum Classic [Member]
Disclosure Of Holdings Of Digital Currencies [Line Items]
Opening balance, digital currency	$ 0	$ 223,994
Digital currency mined	2,465,241	561,542
Digital assets received	751	(664)
Digital currency sold	(2,461,250)	(764,617)
Revaluation adjustment	24,573	(20,255)
Ending balance, digital currency	$ 29,315	$ 0
Digital currency, beginning balance | Coins	0	45,251
Digital currency mined | Coins	50,853	88,689
Digital assets received | Coins	0	(6)
Digital currency sold | Coins	(50,228)	(133,935)
Revaluation adjustment | Coins	0	0
Digital currency, ending balance | Coins	625	0